Offerings - Offering: 1	Jul. 30, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, with no par value
Amount Registered | shares	284,316
Proposed Maximum Offering Price per Unit	1,562.395
Maximum Aggregate Offering Price	$ 444,213,896.82
Fee Rate	0.01476%
Amount of Registration Fee	$ 65,565.97
Offering Note	Note 1.a: Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this registration statement on Form S-8 (the Registration Statement) also covers such indeterminate number of additional shares of Common Stock of Markel Group Inc. (the Registrant) that may become issuable under the Registrant's 2024 Equity Incentive Compensation Plan to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction. Note 1.b: Proposed Maximum Offering Price per Unit is estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the high and low prices per share of the Registrant's Common Stock on the New York Stock Exchange as of a specified date (July 24, 2024) within five business days of the date of filing of this Registration Statement.